UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10523

Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.5% (3.1% of Total Investments)
$ 12,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	$ 822,240
	0.000%, 5/15/50
200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	Baa3	197,480
	Series 2002, 5.500%, 5/15/39
3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	2,033,166
	Series 2007B1, 5.000%, 6/01/47
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	974,259
	Series 2007B2, 5.200%, 6/01/46
16,730	Total Consumer Staples			4,027,145
	Education and Civic Organizations – 5.4% (3.6% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/12 at 100.00	A3	1,003,380
	Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured
280	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	312,486
	VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	1,032,930
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
950	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,024,851
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
1,400	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	1,413,524
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
4,630	Total Education and Civic Organizations			4,787,171
	Health Care – 26.1% (17.6% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	1,512,630
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
2,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A1	2,155,960
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
895	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	939,061
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
685	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA–	733,964
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
1,070	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	1,445,805
	Health System, Series 2009, Trust 11733, 14.922%, 11/15/29 (IF)
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	3,088,080
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	1,184,850
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	Baa1	676,782
	System, Series 2002B, 5.125%, 6/15/33
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	1,540,650
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	969,590
	System Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,169,022
	Hospital, Series 2002, 5.250%, 4/01/33
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
1,250	5.250%, 6/15/25	6/16 at 100.00	Baa1	1,331,938
655	5.250%, 6/15/31	6/16 at 100.00	Baa1	682,903
1,095	5.250%, 6/15/37	6/16 at 100.00	Baa1	1,124,729
1,250	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	1,342,200
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
1,430	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,459,773
	Series 2007A, 5.250%, 9/01/37
720	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	780,178
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	761,847
	Medical Center, Series 2007, 5.125%, 1/01/31
340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	367,581
	Inc., Series 2010A, 5.625%, 4/15/39
21,895	Total Health Care			23,267,543
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	207,926
175	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	183,414
500	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AA+	519,620
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
875	Total Housing/Multifamily			910,960
	Housing/Single Family – 4.6% (3.1% of Total Investments)
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	504,660
	10/01/32 (Alternative Minimum Tax)
920	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	931,969
	7/01/29 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	2,635,958
	7/01/32 (Alternative Minimum Tax)
4,020	Total Housing/Single Family			4,072,587
	Long-Term Care – 12.3% (8.4% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage	1/17 at 100.00	N/R	1,292,070
	Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	588,809
	Village, Series 2005, 5.625%, 12/01/39
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,845,311
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	520,030
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
1,605	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	1,618,996
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,800	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	1,275,894
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 100.00	N/R	1,352,849
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	864,707
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	648,434
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	664,378
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	334,146
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
11,615	Total Long-Term Care			11,005,624
	Tax Obligation/General – 9.5% (6.4% of Total Investments)
200	Charlottesville, Virginia, General Obligation Bonds, Refunding Public Improvement Series	No Opt. Call	AAA	200,970
	2009B, 3.000%, 5/01/12
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,157,210
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	95,770
	5.250%, 5/01/22
1,000	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2008C, 5.000%, 4/01/12	No Opt. Call	AA	1,004,350
1,200	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	1,362,780
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 –	10/12 at 101.00	AA	1,318,029
	FGIC Insured (Alternative Minimum Tax)
2,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	3,304,637
7,675	Total Tax Obligation/General			8,443,746
	Tax Obligation/Limited – 31.3% (21.1% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	101,359
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	175,663
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	133,165
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	916,656
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	565,345
500	5.250%, 1/01/36	1/22 at 100.00	A	556,205
1,900	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A	1,986,944
	5.000%, 6/15/30 – NPFG Insured
1,415	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	AA+	1,470,496
	Public Facility Project, Series 2003, 5.000%, 3/01/19
285	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	313,033
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
2,755	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	2,999,258
	7/01/31 – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	778,680
	0.000%, 7/01/29 – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	2,249,040
	5.500%, 7/01/26 – AMBAC Insured
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1	401,160
	Bonds, Series 2002D, 5.250%, 7/01/27
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,000	5.750%, 8/01/37	8/19 at 100.00	A+	1,119,220
1,100	6.000%, 8/01/42	8/19 at 100.00	A+	1,248,731
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,771,201
	2010A, 5.500%, 8/01/42
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	2,017,600
	8/01/41 – NPFG Insured
645	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	751,006
	5.250%, 7/01/22 – AGM Insured
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,053,830
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa2	1,090,540
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
1,610	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA–	1,737,238
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,060,580
	Lien Series 2010B, 5.250%, 10/01/29
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	826,308
	College Program, Series 2009, Trust 09-3B, 13.477%, 2/01/27 (IF) (4)
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	821,792
	College Program, Series 2009, Trust 09-4B, 13.577%, 2/01/28 (IF) (4)
651	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	668,212
	Bonds, Series 2003, 6.375%, 3/01/30
1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2009C,	No Opt. Call	AA+	1,069,000
	5.000%, 8/01/13
34,741	Total Tax Obligation/Limited			27,882,262
	Transportation – 14.1% (9.5% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital
	Appriciation Series 2009B-2:
2,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA–	1,013,360
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	1,784,835
4,290	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	964,864
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding
	Series 2010B:
1,000	5.000%, 10/01/12 (Alternative Minimum Tax)	No Opt. Call	AA–	1,028,780
750	5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	AA–	833,693
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	1,022,290
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)
175	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A,	10/20 at 100.00	AA–	192,077
	5.000%, 10/01/35
2,200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,627,670
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	BBB	1,559,910
745	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	812,460
1,700	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,725,075
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
21,210	Total Transportation			12,565,014
	U.S. Guaranteed – 24.4% (16.5% of Total Investments) (5)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA– (5)	1,227,780
	11/01/24 – AGM Insured (ETM)
748	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R (5)	824,827
	6/01/33 (Pre-refunded 6/01/13)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	808,494
	4/01/27 (Pre-refunded 4/01/12)
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	41,543
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	256,145
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	614,898
385	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	N/R (5)	403,484
	Public Facility Project, Series 2003, 5.000%, 3/01/19 (Pre-refunded 3/01/13)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	Aa1 (5)	1,078,830
	(Pre-refunded 11/01/13)
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1 (5)	1,118,821
	Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)
355	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA– (5)	462,845
	5.250%, 7/01/22 – AGM Insured (ETM)
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+ (5)	3,985,705
	System, Series 2002A, 5.500%, 7/01/20 (Pre-refunded 7/01/12) – NPFG Insured
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,950	5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (5)	2,025,309
2,435	5.000%, 10/01/19 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (5)	2,529,040
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa2 (5)	1,126,140
	2/01/14) – AMBAC Insured
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
95	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	96,228
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	2,959,524
700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	801,374
	5/01/22 (Pre-refunded 5/01/15)
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	702,425
	(Pre-refunded 1/15/16)
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+ (5)	649,986
	5.000%, 8/01/17 (Pre-refunded 8/01/15)
20,248	Total U.S. Guaranteed			21,713,398
	Utilities – 2.2% (1.5% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,011,760
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 12.6% (8.5% of Total Investments)
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,197,110
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,714,840
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,080	5.000%, 11/01/18 – FGIC Insured	5/12 at 100.00	AA+	1,084,115
1,190	5.000%, 11/01/19 – FGIC Insured	5/12 at 100.00	AA+	1,194,534
1,525	5.000%, 11/01/24 – FGIC Insured	5/12 at 100.00	AA+	1,530,414
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,125,006
990	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	1,349,637
	13.424%, 10/01/15 (IF)
9,785	Total Water and Sewer			11,195,656
$ 155,424	Total Investments (cost $124,843,102) – 148.0%			131,882,866
	Floating Rate Obligations – (3.3)%			(2,980,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.5)% (6)			(43,200,000)
	Other Assets Less Liabilities – 3.8%			3,421,105
	Net Assets Applicable to Common Shares – 100%			$ 89,123,971

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$131,882,866	$—	$131,882,866

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $121,822,729.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$9,353,916
Depreciation	(2,273,779)
Net unrealized appreciation (depreciation) of investments	$7,080,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012